Covered Assets and Indemnification Asset (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Covered assets and indemnification asset
Summary of the activity in covered OREO

A summary of the activity in covered OREO for the three months ended March 31, 2014 is as follows (in thousands).

Balance, beginning of period	$142,833
Additions to covered OREO	23,190
Dispositions of covered OREO	(13,282)
Valuation adjustments in the period	(431)
Balance, end of period	$152,310

A summary of the activity in covered OREO for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$135,187
Additions to covered OREO	19,185
Dispositions of covered OREO	(11,539)
Valuation adjustments in the period	—
Balance, end of period	$142,833

Summary of the activity in the FDIC Indemnification Asset

A summary of the activity in the FDIC Indemnification Asset for the three months ended March 31, 2014 is as follows (in thousands).

Balance, beginning of period	$188,291
FDIC Indemnification Asset accretion (amortization)	1,357
Transfers to due from FDIC and other	(912)
Balance, end of period	$188,736

A summary of the activity in the FDIC Indemnification Asset for the period from September 14, 2013 through December 31, 2013 is as follows (in thousands).

Balance, September 14, 2013	$185,680
FDIC Indemnification Asset accretion (amortization)	1,699
Transfers to due from FDIC and other	912
Balance, end of period	$188,291

Covered loans
Covered assets and indemnification asset
Summary of carrying value of the loans

The following table presents the carrying value of the covered loans summarized by portfolio segment (in thousands).

	March 31,	December 31,
	2014	2013
Commercial and industrial	$52,363	$66,943
Real estate	746,454	787,982
Construction and land development	113,631	151,444
Consumer	—	—
Total covered loans	912,448	1,006,369
Allowance for covered loans	(2,665)	(1,061)
Total covered loans, net of allowance	$909,783	$1,005,308

The following table presents the carrying value of the covered loans summarized by portfolio segment at December 31, 2013 (in thousands).

Commercial and industrial	$66,943
Real estate	787,982
Construction and land development	151,444
Consumer	—
Total covered loans	1,006,369
Allowance for covered loans	(1,061)
Total covered loans, net of allowance	$1,005,308

Summary of non-accrual loans by class, excluding those classified as held for sale

Covered non-accrual loans, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

`	March 31,	December 31,
	2014	2013
Commercial and industrial:
Secured	$—	$91
Unsecured	882	882
Real estate:
Secured by commercial properties	10,607	40
Secured by residential properties	670	209
Construction and land development:
Residential construction loans	1,898	575
Commercial construction loans and land development	15	—
Consumer	—	—
	$14,072	$1,797

Covered non-accrual loans at December 31, 2013, excluding those classified as held for sale, are summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$91
Unsecured	882
Real estate:
Secured by commercial properties	40
Secured by residential properties	209
Construction and land development:
Residential construction loans	575
Commercial construction loans and land development	—
Consumer	—
$1,797

Schedule of internal risk grades of loans

The following tables present the internal risk grades of covered loans in the portfolio by class (in thousands).

March 31, 2014	Pass	Special Mention	Substandard	PCI	Total

Commercial and industrial:
Secured	$13,187	$—	$300	$22,242	$35,729
Unsecured	7,350	—	316	8,968	16,634
Real estate:
Secured by commercial properties	52,598	1,702	8,793	339,362	402,455
Secured by residential properties	150,862	—	5,147	187,990	343,999
Construction and land development:
Residential construction loans	2,853	—	1,984	2,363	7,200
Commercial construction loans and land development	14,926	—	503	91,002	106,431
Consumer	—	—	—	—	—
	$241,776	$1,702	$17,043	$651,927	$912,448

December 31, 2013	Pass	Special Mention	Substandard	PCI	Total

Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—
	$265,867	$3,310	$8,036	$729,156	$1,006,369

The following table presents the internal risk grades of covered loans in the portfolio at December 31, 2013 by class (in thousands).

	Pass	Special Mention	Substandard	PCI	Total
Commercial and industrial:
Secured	$24,152	$—	$761	$28,520	$53,433
Unsecured	3,040	—	580	9,890	13,510
Real estate:
Secured by commercial properties	59,343	3,310	2,166	365,306	430,125
Secured by residential properties	155,439	—	3,046	199,372	357,857
Construction and land development:
Residential construction loans	6,087	—	1,376	4,705	12,168
Commercial construction loans and land development	17,806	—	107	121,363	139,276
Consumer	—	—	—	—	—
	$265,867	$3,310	$8,036	$729,156	$1,006,369

Schedule of changes in the allowance for loan losses by portfolio segment

Changes in the allowance for covered loan losses for the three months ended March 31, 2014, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Balance, beginning of period	$1,053	$8	$—	$—	$1,061
Provision charged to operations	(30)	1,732	152	—	1,854
Loans charged off	(91)	(44)	(115)	—	(250)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$932	$1,696	$37	$—	$2,665

Changes in the allowance for covered loan losses for the period from September 14, 2013 through December 31, 2013, distributed by portfolio segment, are shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Balance, September 14, 2013	$—	$—	$—	$—	$—
Provision charged to operations	1,057	8	—	—	1,065
Loans charged off	(4)	—	—	—	(4)
Recoveries on charged off loans	—	—	—	—	—
Balance, end of period	$1,053	$8	$—	$—	$1,061

Schedule of loan portfolio distributed by portfolio segment and impairment methodology

The covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$1,385	$—	$1,385
Loans collectively evaluated for impairment	21,153	219,102	18,881	—	259,136
PCI Loans	31,210	527,352	93,365	—	651,927
	$52,363	$746,454	$113,631	$—	$912,448

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156
	$66,943	$787,982	$151,444	$—	$1,006,369

At December 31, 2013, the covered loan portfolio was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	28,533	223,304	25,376	—	277,213
PCI Loans	38,410	564,678	126,068	—	729,156
	$66,943	$787,982	$151,444	$—	$1,006,369

Schedule of allowance for loan losses distributed by portfolio segment and impairment methodology

The allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
March 31, 2014	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	49	6	37	—	92
PCI Loans	883	1,690	—	—	2,573
	$932	$1,696	$37	$—	$2,665

	Commercial and		Construction and
December 31, 2013	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882
	$1,053	$8	$—	$—	$1,061

At December 31, 2013, the allowance for covered loan losses was distributed by portfolio segment and impairment methodology as shown below (in thousands).

	Commercial and		Construction and
	Industrial	Real Estate	Land Development	Consumer	Total
Loans individually evaluated for impairment	$—	$—	$—	$—	$—
Loans collectively evaluated for impairment	171	8	—	—	179
PCI Loans	882	—	—	—	882
	$1,053	$8	$—	$—	$1,061

Covered loans | Bank
Covered assets and indemnification asset
Schedule of analysis of the aging of the entity's loan portfolio

An analysis of the aging of the Bank’s covered loan portfolio is shown in the following tables (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
March 31, 2014	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More

Commercial and industrial:
Secured	$218	$56	$168	$442	$13,045	$22,242	$35,729	$168
Unsecured	98	71	—	169	7,497	8,968	16,634	—
Real estate:
Secured by commercial properties	356	—	455	811	62,282	339,362	402,455	379
Secured by residential properties	2,190	584	995	3,769	152,240	187,990	343,999	419
Construction and land development:
Residential construction loans	730	858	1,399	2,987	1,850	2,363	7,200	85
Commercial construction loans and land development	43	66	—	109	15,320	91,002	106,431	—
Consumer	—	—	—	—	—	—	—	—
	$3,635	$1,635	$3,017	$8,287	$252,234	$651,927	$912,448	$1,051

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
December 31, 2013	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More

Commercial and industrial:
Secured	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Unsecured	10	259	—	269	3,351	9,890	13,510	—
Real estate:
Secured by commercial properties	999	—	40	1,039	63,780	365,306	430,125	—
Secured by residential properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Construction and land development:
Residential construction loans	1,861	—	576	2,437	5,026	4,705	12,168	—
Commercial construction loans and land development	244	20	—	264	17,649	121,363	139,276	—
Consumer	—	—	—	—	—	—	—	—
	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

An analysis of the aging of the Bank’s covered loan portfolio at December 31, 2013 is shown in the following table (in thousands).

								Accruing Loans
	Loans Past Due	Loans Past Due	Loans Past Due	Total	Current	PCI	Total	Past Due
	30-59 Days	60-89 Days	90 Days or More	Past Due Loans	Loans	Loans	Loans	90 Days or More
Commercial and industrial:
Secured	$3,904	$10	$81	$3,995	$20,918	$28,520	$53,433	$—
Unsecured	10	259	—	269	3,351	9,890	13,510	—
Real estate:
Secured by commercial properties	999	—	40	1,039	63,780	365,306	430,125	—
Secured by residential properties	1,679	678	209	2,566	155,919	199,372	357,857	—
Construction and land development:
Residential construction loans	1,861	—	576	2,437	5,026	4,705	12,168	—
Commercial construction loans and land development	244	20	—	264	17,649	121,363	139,276	—
Consumer	—	—	—	—	—	—	—	—
	$8,697	$967	$906	$10,570	$266,643	$729,156	$1,006,369	$—

Covered loans | PCI loans
Covered assets and indemnification asset
Schedule of carrying value and the outstanding balance of the PCI loans

The following table presents the carrying value and the outstanding contractual balance of the covered PCI loans (in thousands).

	March 31,	December 31,
	2014	2013
Carrying amount	$651,927	$729,156
Outstanding balance	940,972	1,022,514

The following table presents the carrying value and the outstanding balance of the covered PCI loans at December 31, 2013 (in thousands).
Carrying amount	$729,156
Outstanding balance	1,022,514

Schedule of changes in the accretable yield for the PCI loans

Changes in the accretable yield for the covered PCI loans for the three months ended March 31, 2014 were as follows (in thousands).

Balance, beginning of period	$156,548
Additions	—
Increases in expected cash flows	30,710
Transfer of loans to covered OREO	5,261
Accretion	(16,050)
Balance, end of period	$176,469

Changes in the accretable yield for the covered PCI loans for the period from September 14, 2013 through December 31, 2013 were as follows (in thousands).

Balance, beginning of year	$—
Additions	167,974
Increases in expected cash flows	3,492
Disposals of loans	4,407
Accretion	(19,325)
Balance, end of year	$156,548

Summary of PCI loans by class

Covered PCI loans are summarized by class in the following tables (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
March 31, 2014	Principal Balance	No Allowance	Allowance	Investment	Allowance

Commercial and industrial:
Secured	$36,395	$22,110	$132	$22,242	$—
Unsecured	16,577	8,065	903	8,968	883
Real estate:
Secured by commercial properties	505,438	312,576	26,786	339,362	142
Secured by residential properties	280,825	177,719	10,271	187,990	1,548
Construction and land development:
Residential construction loans	5,029	2,363	—	2,363	—
Commercial construction loans and land development	151,091	91,002	—	91,002	—
Consumer	—	—	—	—	—
	$995,355	$613,835	$38,092	$651,927	$2,573

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
December 31, 2013	Principal Balance	No Allowance	Allowance	Investment	Allowance

Commercial and industrial:
Secured	$43,867	$28,520	$—	$28,520	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,785	365,306	—	365,306	—
Secured by residential properties	288,859	199,372	—	199,372	—
Construction and land development:
Residential construction loans	8,341	4,705	—	4,705	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—
	$1,069,249	$728,274	$882	$729,156	$882

Covered PCI loans at December 31, 2013 are summarized by class in the following table (in thousands).

	Unpaid	Recorded	Recorded	Total
	Contractual	Investment with	Investment with	Recorded	Related
	Principal Balance	No Allowance	Allowance	Investment	Allowance
Commercial and industrial:
Secured	$43,867	$28,520	$—	$28,520	$—
Unsecured	16,280	9,008	882	9,890	882
Real estate:
Secured by commercial properties	528,785	365,306	—	365,306	—
Secured by residential properties	288,859	199,372	—	199,372	—
Construction and land development:
Residential construction loans	8,341	4,705	—	4,705	—
Commercial construction loans and land development	183,117	121,363	—	121,363	—
Consumer	—	—	—	—	—
	$1,069,249	$728,274	$882	$729,156	$882

Summary of average investment in PCI loans by class

Average investment in covered PCI loans for the three months ended March 31, 2014 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$25,381
Unsecured	9,429
Real estate:
Secured by commercial properties	352,334
Secured by residential properties	193,681
Construction and land development:
Residential construction loans	3,534
Commercial construction loans and land development	106,183
Consumer	—
$690,542

Average investment in covered PCI loans for the year ended December 31, 2013 is summarized by class in the following table (in thousands).

Commercial and industrial:
Secured	$14,260
Unsecured	4,945
Real estate:
Secured by commercial properties	182,653
Secured by residential properties	99,686
Construction and land development:
Residential construction loans	2,353
Commercial construction loans and land development	60,682
Consumer	—
$364,579